J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Securities Lending Money Market Fund

(a series of JP Morgan Trust IV)

Supplement dated April 13, 2020

to the Prospectus dated July 1, 2019, as supplemented

Effective on or about April 14, 2020, the eighth paragraph under “How Your Account Works — Buying Fund Shares” will be replaced with the following:

The NAV of the Fund is generally calculated as of 4:00 p.m. ET each day the Fund accepts purchase orders and redemption requests.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SLMMASL-420